Major Customers	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Major Customers	Major CustomersSales to Valero Energy Corporation constituted approximately 12% and 10% of total revenues (before the effects hedging for the years ended December 31, 2019 and 2018, respectively. Sales to Royal Dutch Shell PLC constituted approximately 10% of total revenues (before the effects of hedging) for the year ended December 31, 2017. No other purchasers accounted for more than 10% of our total revenues in 2019, 2018 or 2017.